Deferred Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Deferred Revenue
Deferred revenue-at beginning of the period	¥ 1,150,832	¥ 694,745
Additions	124,123,223	45,614,278
Recognition	(122,936,294)	(45,158,191)
Deferred revenue-at end of the period	2,337,761	1,150,832
Deferred revenue, current	1,525,543	569,234	$ 214,868
Deferred revenue, non-current	¥ 812,218	¥ 581,598	$ 114,399